Investments in Associates and Joint Ventures - Financial Information of Significant Associates (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of associates [Line Items]
Current assets	₩ 7,958,839	₩ 6,201,799
Non-current assets	34,410,272	27,226,870
Current liabilities	6,847,557	7,109,123
Non-current liabilities	13,172,304	8,290,351
Revenue	16,945,910	17,552,010	₩ 17,158,364
Profit for the year	3,131,988	2,657,595	1,660,101
Other comprehensive income (loss)	(141,584)	(1,013)	(247,331)
Total comprehensive income	2,990,404	2,656,582	1,412,770
SK hynix Inc. [member]
Disclosure of associates [Line Items]
Current assets	19,894,146	17,310,444	9,838,982
Non-current assets	43,764,189	28,108,020	22,377,044
Current liabilities	13,031,852	8,116,133	4,160,849
Non-current liabilities	3,774,152	3,481,412	4,031,647
Revenue	40,445,066	30,109,434	17,197,975
Profit for the year	15,539,984	10,642,219	2,960,483
Other comprehensive income (loss)	(67,219)	(422,042)	28,844
Total comprehensive income	15,472,765	10,220,177	2,989,327
KEB HanaCard Co., Ltd. [member]
Disclosure of associates [Line Items]
Current assets	7,781,888	7,339,492	6,868,387
Non-current assets	202,251	220,258	239,758
Current liabilities	1,122,538	1,181,746	1,219,327
Non-current liabilities	5,286,179	4,861,842	4,476,979
Revenue	1,642,133	1,519,607	1,413,077
Profit for the year	106,675	106,352	75,595
Other comprehensive income (loss)	(4,344)	(984)	(154)
Total comprehensive income	102,331	105,368	₩ 75,441
Korea IT fund [member]
Disclosure of associates [Line Items]
Current assets	118,024	144,874
Non-current assets	326,740	260,920
Revenue	57,430	11,743
Profit for the year	45,110	1,916
Other comprehensive income (loss)	(13,422)	4,108
Total comprehensive income	31,688	6,024
SK China Company Ltd. [member]
Disclosure of associates [Line Items]
Current assets	677,686	729,872
Non-current assets	1,221,736	1,031,647
Current liabilities	71,396	81,161
Non-current liabilities	117,094	64,717
Revenue	117,132	69,420
Profit for the year	30,274	11,492
Other comprehensive income (loss)	(16,149)	27,190
Total comprehensive income	₩ 14,125	₩ 38,682